Commitments and Contingencies - Additional Information (Detail) - CAD	Dec. 31, 2017	Dec. 31, 2016	Nov. 20, 2015	Jun. 01, 2015	Mar. 10, 2015	Dec. 01, 2014	Feb. 21, 2014	Nov. 29, 2013	Feb. 25, 2013
Disclosure of commitments and contingencies [Line Items]
Investment commitments outstanding	CAD 8,235,000,000	CAD 7,505,000,000
Letters of credit outstanding	77,000,000	83,000,000
Aggregate future minimum lease payments	838,000,000	966,000,000
Debt outstanding	4,785,000,000	5,696,000,000
Variable Surplus Note [Member]
Disclosure of commitments and contingencies [Line Items]
Debt outstanding	0	0
The Manufacturers Life Insurance Company [Member]
Disclosure of commitments and contingencies [Line Items]
Subordinate guaranteed issued			CAD 1,000,000,000	CAD 350,000,000	CAD 750,000,000	CAD 500,000,000	CAD 500,000,000	CAD 250,000,000	CAD 200,000,000
The Manufacturers Life Insurance Company [Member] | Subordinated debentures due on December 15, 2041 [Member]
Disclosure of commitments and contingencies [Line Items]
Guaranteed payment of amounts on subordinated debenture	650,000,000
Mature in 30 Days [Member]
Disclosure of commitments and contingencies [Line Items]
Investment commitments outstanding	682,000,000	268,000,000
Less than 1 year [Member]
Disclosure of commitments and contingencies [Line Items]
Investment commitments outstanding	2,177,000,000	2,665,000,000
Aggregate future minimum lease payments	126,000,000
Debt outstanding	401,000,000	7,000,000
Mature after One year [Member]
Disclosure of commitments and contingencies [Line Items]
Investment commitments outstanding	CAD 5,376,000,000	CAD 4,572,000,000